UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21024
Active Assets Institutional Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: June 30, 2010
Date of reporting period: December 31, 2009

Item 1 — Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Active Assets Institutional Government Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended December 31, 2009

Market Conditions

Financial markets continued to recover throughout 2009 as various programs enacted by the government to restore stability to the markets and the economy appeared to take hold. Although unemployment was still rising, other economic indicators were improving, indicating that perhaps the contraction in economic growth was slowing. At the same time, credit conditions became more favorable, thanks in part to the Federal Reserve’s zero interest-rate policy and other initiatives to enhance liquidity. The market rally gained momentum and continued through the reporting period as investors were encouraged by improving news on the corporate and economic fronts.

The credit bellwether 3-month London Interbank Offer Rate (LIBOR) continued to decline throughout 2009. The rate stood at 0.25 percent at the end of December, down from 0.595 percent at the end of June and 1.425 percent one year earlier. The LIBOR/OIS spread (the differential between 3- month LIBOR and the overnight indexed swap rate) declined from 36 basis points at the end of June 2009 to 9 basis points by the end of the year. The decline in LIBOR levels and the LIBOR/OIS spread is indicative of improved financing conditions as the various government-sponsored programs globally have reinvigorated financing activities this year.

Although usage of the government-sponsored liquidity programs materially declined as the financial markets moved closer to normalcy, the Federal Reserve Board of Governors approved the extension of and modifications to a number of these programs until February 1, 2010 in an effort to continue to promote financial stability and support the flow of credit to households and businesses.

Performance Analysis

As of December 31, 2009, Active Assets Institutional Government Securities Trust had net assets of approximately $1.2 billion and an average portfolio maturity of 47 days. For the six-month period ended December 31, 2009, the Fund provided a total return of 0.01 percent. For the seven-day period ended December 31, 2009, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and −0.06 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and −0.06 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

During the reporting period, we managed the Fund in a conservative manner, maintaining a high level of liquidity. We kept the portfolio’s weighted average maturity relatively short in an effort to guard against the uncertainty caused by volatility in the financial markets. We invested cash in overnight maturities, mainly in repurchase agreements collateralized by U.S. government agencies, and in short-term U.S. agency debt, progressively extending out the yield curve as market conditions improved. The Fund’s yields reflect the extremely low interest rate environment ushered in by the Federal Reserve and the high demand for short-term investments by the marketplace.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/09
U.S. Government Agencies – Discount Notes	35.7%
Repurchase Agreements	32.1
U.S. Government Agencies – Floating Rate Notes	16.0
U.S. Government Obligations	8.3
U.S. Government Agencies – Debenture Bonds	7.9

MATURITY SCHEDULE as of 12/31/09
1 – 30 Days	46.1%
31 – 60 Days	24.8
61 – 90 Days	14.5
91 – 120 Days	8.1
121 + Days	6.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests at least 80 percent of its assets in high quality, short-term U.S. government securities. In selecting investments, the Investment Adviser seeks to maintain the Fund’s share price at $1.00. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds; securities issued by agencies and instrumentalities of the U.S. Government, which are backed by the full faith and credit of the United States; securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Fund also may invest up to 10 percent of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions, and adjustable rate government securities with final maturities in excess of 397 days. In addition, the Fund may invest in repurchase agreements.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/09 – 12/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			07/01/09 –
	07/01/09	12/31/09	12/31/09
Actual (0.01% return)	$1,000.00	$1,000.10	$1.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.54	$1.09

@	Expenses are equal to the Fund’s annualized expense ratio of 0.21% multiplied by the average account value over the period, multiplied by 187*/365 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.22. These figures reflect fees paid in connection with the U.S. Treasury Guarantee Program for Money Market Funds. This fee had an effect of 0.02%.
*	Adjusted to reflect non-business days accrual.

Active Assets Institutional Government Securities Trust
Portfolio of Investments - December 31, 2009 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS		PURCHASE	DATE	VALUE
	U.S. Government Agencies – Discount Notes (35.7%)
$271,469	Federal Home Loan Banks	0.04 – 0.42%	01/08/10 – 03/26/10	$271,421,007
87,678	Federal Home Loan Mortgage Corp.	0.08 – 0.19	01/05/10 – 04/27/10	87,648,695
69,400	Federal National Mortgage Assoc.	0.09 – 0.46	01/20/10 – 06/01/10	69,363,344

	Total U.S. Government Agencies – Discount Notes (Cost $428,433,046)			428,433,046

	Repurchase Agreements (32.0%)
25,000	Barclays Capital Inc. (dated 12/31/09; proceeds $25,000,000; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association 4.50% due 11/20/39; valued at $25,750,000)	0.00	01/04/10	25,000,000
210,000	BNP Paribas Securities, (dated 12/31/09; proceeds $210,000,000; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% – 6.50% due 5/1/35 - 6/1/38; valued at $216,300,000)	0.00	01/04/10	210,000,000
149,770	Goldman Sachs & Co. (dated 12/31/09; proceeds $149,770,166; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 4.50% – 6.50% due 12/1/29 – 8/1/39; valued at $154,263,100)	0.01	01/04/10	149,770,000

	Total Repurchase Agreements (Cost $384,770,000)			384,770,000

	U.S. Government Agencies – Floating Rate Notes (16.0%)
35,000	Federal Farm Credit Banks	0.03 – 0.09(a)	01/15/10 – 03/25/10(b)	34,997,685
157,000	Federal Home Loan Banks	0.07 – 0.26(a)	01/12/10 – 07/13/10(b)	156,976,324

	Total U.S. Government Agencies – Floating Rate Notes (Cost $191,974,009)			191,974,009

	U.S. Government Obligations (8.3%)
74,920	U.S. Treasury Bills	0.11 – 0.50	02/25/10 – 08/26/10	74,852,019
25,000	U.S. Treasury Notes	0.28 – 0.36	03/31/10 – 09/30/10	25,171,654

	Total U.S. Government Obligations (Cost $100,023,673)			100,023,673

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS		PURCHASE	DATE	VALUE
	U.S. Government Agencies – Debenture Bonds (7.9%)
$75,000	Federal Home Loan Banks	0.15 – 0.57%	01/15/10 – 07/20/10	$75,092,553
5,425	Federal Home Loan Mortgage Corp.	0.10	03/15/10	5,497,750
14,052	Federal National Mortgage Assoc.	0.20 – 0.25	01/15/10 – 03/12/10	14,137,233

	Total U.S. Government Agencies – Debenture Bonds (Cost $94,727,536)			94,727,536

	Total Investments (Cost $1,199,928,264) (c)		99.9%	1,199,928,264
	Other Assets in Excess of Liabilities		0.1	1,232,348

	Net Assets		100.0%	$1,201,160,612

(a)	Rate shown is the rate in effect at December 31, 2009.
(b)	Date of next interest rate reset.
(c)	Cost is the same for federal income tax purposes.

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
Financial Statements

Statement of Assets and Liabilities
December 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $1,199,928,264) (including repurchase agreements of $384,770,000)	$1,199,928,264
Cash	3,443
Interest receivable	1,137,514
Prepaid expenses and other assets	297,080

Total Assets	1,201,366,301

Liabilities:
Payable for:
Investment advisory fee	73,364
Administration fee	60,649
Transfer agent fee	1,977
Dividends to shareholders	1,316
Accrued expenses and other payables	68,383

Total Liabilities	205,689

Net Assets	$1,201,160,612

Composition of Net Assets:
Paid-in-capital	$1,201,139,851
Accumulated undistributed net investment income	14,659
Accumulated undistributed net realized gain	6,102

Net Assets	$1,201,160,612

Net Asset Value Per Share 1,201,153,200 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

Statement of Operations
For the six months ended December 31, 2009 (unaudited)

Net Investment Income:

Interest Income	$1,694,786

Expenses
Investment advisory fee	694,814
Administration fee	347,407
Mutual fund insurance (Note 9)	170,313
Registration fees	160,785
Professional fees	40,648
Custodian fees	23,814
Trustees’ fees and expenses	11,945
Shareholder reports and notices	11,375
Transfer agent fees and expenses	6,934
Other	78,676

Total Expenses	1,546,711

Less: amounts waived	(56,328)

Net Expenses	1,490,383

Net Investment Income	$204,403

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2009	JUNE 30, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$204,403	$20,782,393
Net realized gain	—	15,663

Net Increase	204,403	20,798,056
Dividends to shareholders from net investment income	(204,403)	(20,783,598)
Net decrease from transactions in shares of beneficial interest	(322,154,938)	(427,166,772)

Net Decrease	(322,154,938)	(427,152,314)
Net Assets:
Beginning of period	1,523,315,550	1,950,467,864

End of Period
(Including accumulated undistributed net investment income of $14,659 and $14,659, respectively)	$1,201,160,612	$1,523,315,550

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust
Notes to Financial Statements - December 31, 2009 (unaudited)

1. Organization and Accounting Policies
Active Assets Institutional Government Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on January 18, 2002 and commenced operations on November 4, 2002.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

D. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four-year period ended June 30, 2009, remains subject to examination by taxing authorities.

Active Assets Institutional Government Securities Trust
Notes to Financial Statements - December 31, 2009 (unaudited) continued

E. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through February 23, 2010, the date of issuance of these financial statements.

2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Active Assets Institutional Government Securities Trust
Notes to Financial Statements - December 31, 2009 (unaudited) continued

The following is the summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Short-Term Investments
U.S. Government Agencies – Discount Notes	$428,433,046	—	$428,433,046	—
Repurchase Agreements	384,770,000	—	384,770,000	—
U.S. Government Agencies – Floating Rate Notes	191,974,009	—	191,974,009	—
U.S. Government Obligations	100,023,673	—	100,023,673	—
U.S. Government Agencies – Debenture Bonds	94,727,536	—	94,727,536	—

Total	$1,199,928,264	—	$1,199,928,264	—

3. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser and Administrator have agreed to assume the Fund’s operating expenses (except for brokerage fees and fees paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds) to the extent that such expenses exceed on an annualized basis 0.20% of the average daily net assets.

The Investment Adviser has voluntarily agreed to waive all or a portion of the Fund’s investment advisory fee to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2009, the Investment Adviser waived $56,328. This waiver may be terminated at any time.

Active Assets Institutional Government Securities Trust
Notes to Financial Statements - December 31, 2009 (unaudited) continued

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2009 aggregated $60,902,963,238 and $61,242,931,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian. For the six months ended December 31, 2009, the Fund did not have an expense offset.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2009	JUNE 30, 2009
	(unaudited)
Shares sold	1,858,975,454	7,337,639,252
Shares issued in reinvestment of dividends	203,504	20,873,184

	1,859,178,958	7,358,512,436
Shares redeemed	(2,181,333,896)	(7,785,679,208)

Net decrease in shares outstanding	(322,154,938)	(427,166,772)

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Active Assets Institutional Government Securities Trust
Notes to Financial Statements - December 31, 2009 (unaudited) continued

As of June 30, 2009, the Fund had temporary book/tax differences attributable to nondeductible expenses and dividend payable.

8. Risks Relating to Certain Financial Instruments
The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

9. Guarantee Program for Money Market Funds
On September 29, 2008, the Trustees approved the participation by the Fund in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under this Program, the U.S. Treasury guaranteed investors of participating money market funds that they would receive $1.00 for each money market fund share held as of close of business on September 19, 2008.

Each money market fund paid a fee in order to participate in the Program. The Program went into effect for an initial three month term and was subsequently extended by the U.S. Treasury through September 18, 2009.

10. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair valuation measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund’s management is evaluating the implications of ASU 2010-06.

Active Assets Institutional Government Securities Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2009		2009		2008	2007	2006		2005
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

Net income from investment operations	0.00	(1)	0.010		0.039	0.051	0.041		0.021
Less dividends from net investment income	0.00	(1)	(0.010)		(0.039)	(0.051)	(0.041)		(0.021)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

Total Return	0.01	%(4)	0.98%		3.97%	5.22%	4.15%		2.12%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.21	%(2)(3)(5)	0.21	%(2)	0.17%	0.19%	0.15	%(3)	0.10	%(3)
Net investment income	0.03	%(2)(3)(5)	1.02	%(2)	3.64%	5.10%	4.11	%(3)	2.15	%(3)
Supplemental Data:
Net assets, end of period, in thousands	$1,201,161		$1,523,316		$1,950,468	$1,077,844	$668,164		$473,818

(1)	Amount is less than $0.001.
(2)	Reflects fees paid in connection with the U.S. Treasury Guarantee Program for Money Markets Funds. The fee had an effect of 0.02% and 0.03% for the six months ended December 31, 2009 and for the year ended 2009, respectively (See Note 9).
(3)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	INCOME RATIO
December 31, 2009	0.22%	0.02%
June 30, 2006	0.20	4.06
June 30, 2005	0.20	2.05

(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Active Assets Institutional Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third

Active Assets Institutional Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Active Assets Institutional Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Michael Bozic
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

(c)  2010 Morgan Stanley

MORGAN STANLEY FUNDS

Active Assets
Institutional
Government
Securities Trust

Semiannual Report
December 31, 2009

AISSAN
IU10-00794P-Y12/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
 February 18, 2010
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
 February 18, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
 February 18, 2010

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